Intangible Assets, Net (Details) - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Intangible Assets, Net [Abstract]
Amortization expense	$ 5,098	$ 5,030	$ 5,523